Value Line Mutual Funds

7 Times Square, 21st Floor

New York, NY 10036-6524

212-907-1850

June 23, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Value Line Mid Cap Focused Fund, Inc. (the “Fund”)
SEC File Nos. 2-10827; 811-02265

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Fund pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended (the “1940 Act”); and (3) Rule 101(a) of Regulation S-T, is post-effective amendment No. 115 to the Fund’s registration statement on Form N-1A (the “Amendment”). The Amendment includes a Prospectus, Statement of Additional Information (“SAI”) and Part C. Please note that the Fund’s Prospectus and SAI are combined documents relating to shares of four funds currently offered in the Value Line family of funds, each of which is a separate registrant under the 1933 Act and 1940 Act and concurrently filing a separate post-effective amendment to its registration statement under paragraph (a) of Rule 485 containing the same Prospectus and SAI.

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, which provides for an effective date 60 days from the date of the filing. However, the Fund intends to request acceleration of the effective date of the Amendment to the earliest possible date, as may be determined by the staff of the Securities and Exchange Commission (the “Commission”). Prior to the effective date of the Amendment, unaudited interim financial information for the period ended June 30, 2017 will be filed and incorporated by means of a subsequent amendment to the Fund’s registration statement pursuant to paragraph (b) of Rule 485.

The Amendment is being filed for the purpose of registering a new class of shares: the Institutional Class. We hereby respectfully request on behalf of the Fund that the staff of the Commission apply the selective review process to the Amendment in accordance with Release No. 33-6510 (IC-13768). The disclosures regarding the Fund in the enclosed Prospectus and SAI are substantially the same as those previously reviewed and commented upon by the staff of the Commission in post-effective amendment No. 108 to the Fund’s registration statement on Form N-1A, filed with the Commission on August 21, 2015 (Accession no. 0001571049-15-006957), except for: (1) the addition of disclosures regarding the Institutional Class of shares for two of the funds, including the Fund, in the combined Prospectus and SAI, and the registration with the Commission of such Institutional Class of shares for sale by such funds; and (2) certain other non-material changes. There are no specific areas that, in the Fund’s view, warrant particular attention. Accordingly, the Fund respectfully submits that the staff of the Commission can focus its review on the disclosure changes reflecting the registration of Institutional Class shares by the Fund, and that, to the extent substantially identical disclosure changes were reviewed upon the registration of certain other funds’ Institutional Class in 2015, the staff will already be familiar with such disclosure changes.

U.S. Securities and Exchange Commission

June 23, 2017

If you have any questions or comments concerning the Amendment, please contact Gretchen Passe Roin, Esq. or Leonard A. Pierce, Esq. of Wilmer Cutler Pickering Hale and Dorr LLP at (617)-526-6787 and (617) 526-6440, respectively.

Very truly yours,

/s/ Peter D. Lowenstein
Peter D. Lowenstein, Esq.

Legal Counsel

cc:	Gretchen Passe Roin, Esq.
Leonard A. Pierce, Esq.